Stockholders' Equity (Details - Warrant activity)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Equity [Abstract]
Warrants outstanding, beginning balance | shares	0
Weighted average exercise price, beginning balance | $ / shares	$ 0
Warrants outstanding, Granted | shares	946,667
Weighted average exercise price, Granted | $ / shares	$ 0.08
Warrants outstanding, Exercised | shares	0
Weighted average exercise price, Exercised | $ / shares	$ 0
Warrants outstanding, Expired | shares	0
Weighted average exercise price, Expired | $ / shares	$ 0
Warrants outstanding, ending balance | shares	946,667
Weighted average exercise price, ending balance | $ / shares	$ 0.08
Warrants outstanding, Exercisable | shares	946,667
Weighted average exercise price, Exercisable | $ / shares	$ 0.08